Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 74,257	$ 69,644
Deductible temporary differences for which no deferred tax asset is recognised	390,426	295,723
Entities that have had a loss for tax purposes in either 2021 or 2020, or both [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	74,300	69,600
Deductible temporary differences for which no deferred tax asset is recognised	$ 334,000	$ 236,500